Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,353,910,471	1,350,132,117		1,353,910,471	1,350,132,117
Special voting shares outstanding (in shares)	387,951,166			371,328,154	387,951,166
Common and special voting shares, shares outstanding	1,738,083,283	1,742,557,582	1,752,499,196
Capital increase (in shares)	3,778,354	2,568,751	2,741,322
Common stock repurchases	0	(6,268,592)	(12,501,870)
Retirement of special voting shares (in shares)	(16,623,012)	(774,458)	(181,066)
Common shares, shares outstanding	1,353,910,471	1,350,132,117
Special voting shares, shares outstanding	387,951,166
Common and special voting shares, shares outstanding	1,725,238,625	1,738,083,283	1,742,557,582
Common Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,353,910,471	1,350,132,117	1,353,831,958	1,353,910,471	1,350,132,117	1,353,831,958	1,363,592,506
Capital increase (in shares)	3,778,354	2,568,751	2,741,322
Common stock repurchases	0	(6,268,592)	(12,501,870)
Common shares, shares outstanding	1,353,910,471	1,350,132,117	1,353,831,958
Special Voting Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Special voting shares outstanding (in shares)	387,951,166	388,725,624	388,906,690	371,328,154	387,951,166	388,725,624	388,906,690
Common stock repurchases			0
Retirement of special voting shares (in shares)	(16,623,012)	(774,458)	(181,066)
Special voting shares, shares outstanding	387,951,166	388,725,624	388,906,690